SHARE-BASED PAYMENTS PLANS - Activity of Share Option Activity (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	8,579,000	9,435,000	8,136,000
Granted (in shares) | shares	0	0	0
Exercised (in shares) | shares	(2,037,000)	(842,000)	(1,347,000)
Forfeited, expired or cancelled (in shares) | shares	0	(14,000)	(12,000)
Adjustment for option conversion (in shares) | shares			2,658,000
Ending balance (in shares) | shares	6,542,000.000	8,579,000	9,435,000
Options exercisable (in shares) | shares	6,542,000	8,417,000	8,701,000
Beginning balance (in USD per share) | $	$ 23.58	$ 23.03	$ 29.17
Granted (in USD per share) | $	0.00	0.00	0.00
Exercised (in USD per share) | $	14.16	17.48	14.61
Forfeited, expired or cancelled (in USD per share) | $	0.00	24.61	32.22
Adjustment for option conversion (in USD per share) | $			37.05
Ending balance (in USD per share) | $	26.51	23.58	23.03
Options exercisable (in USD per share) | $	$ 26.51	$ 23.28	$ 21.77